Inventory (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019		Jul. 31, 2018
Classes Of Inventories [Line Items]
Inventory expensed to cost of goods sold		$ 18,565		$ 965
Stock based compensation expensed to costs of sales		936
Fair value adjustment on inventory sold		16,357	[1]	2,289
Inventory write-down	[1]	$ 19,335
Adjustment to net realizable value of inventory				$ 1,491

[1]	Restated